Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
DILUTED NET LOSS PER COMMON SHARE	$ (3.14)	$ (2.46)	$ (3.98)	$ (1.73)	$ (59.17)	$ (5.87)
DILUTED WEIGHTED-AVERAGE NUMBER OF COMMON SHARES OUTSTANDING	2,109,398	2,104,558	2,108,811	2,115,846	2,128,734	1,290,566